Expense Example - American Funds Global Balanced Fund	Dec. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 652
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	1,508
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	432
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	794
Expense Example, with Redemption, 10 Years	1,339
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,643
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,415
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	335
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	1,273
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,215
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,824
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	$ 786